Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net (loss) income	$ 145,250	$ 13,697	$ (25,415)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Depreciation of property and equipment	8,404	6,646	2,805
Share-based compensation	31,706	17,382	6,638
Share of income on equity method investments	(3,471)	(370)
Impairment loss on long-term investments	5,765
Loss on disposal of property and equipment	15	5	64
Changes in operating assets and liabilities
Accounts receivable	(22,978)	(8,538)	(5,205)
Prepaid expenses and other current assets	(15,634)	(11,247)	(7,489)
Amount due from related parties	1,037	(1,218)	198
Rental deposits	(304)	38	(797)
Accounts payable	32,019	5,274	4,494
Income tax payable	3,946
Deferred revenue	15,546	12,996	12,825
Accrued expenses and other current liabilities	15,456	20,671	5,949
Deferred tax assets, current	(73)
Amount due to related parties	1,642	88
Deferred tax assets, non-current	(211)
Other non-current liabilities	196	1,828
Net cash (used in) provided by operating activities	218,311	57,252	(5,933)
Cash flows from investing activities
Purchase of property and equipment	(7,026)	(13,521)	(8,740)
Proceeds from disposal of property and equipment	63
Payment for long term investments	(14,542)	(17,859)	(809)
Prepayment for long term investments	(2,635)	(2,000)
Purchase of term deposits	(509,612)	(450,000)
Cash received on maturity of term deposits	415,404	150,000
Net cash used in investing activities	(118,348)	(333,380)	(9,549)
Cash flows from financing activities
Proceeds from issuance of convertible redeemable participating preferred shares			211,750
Repurchase of convertible redeemable participating preferred shares			(30,750)
Proceeds from issuance of ordinary shares			291,012
Payment for IPO costs		(2,634)	(1,727)
Capital contribution from shareholders			15
Repurchase of ordinary shares			(58,044)
Deferred payment of purchase of property and equipment	(319)
Proceeds from exercise of share options	333	401
Net cash provided by (used in) financing activities	14	(2,233)	412,256
Effect of exchange rate on cash and cash equivalents	(11,882)	(3,138)	(1,180)
Net increase (decrease) in cash and cash equivalents	88,095	(281,499)	395,594
Cash and cash equivalents at the beginning of year	169,469	450,968	55,374
Cash and cash equivalents at the end of year	257,564	169,469	450,968
Non-cash investing and financing activities
Payable for purchase of property and equipment	623	765	1,105
Payable for deferred IPO cost			2,634
Payable for repurchase of ordinary shares	$ 6,450	$ 6,450	$ 6,450